UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |X|; Amendment Number: 1
   This Amendment (Check only one):  |_|  is a restatement.
                                     |X|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steel Partners II, L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jack L. Howard
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Jack L. Howard , New York, NY, August 15, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:             2
                                         ------------------

Form 13F Information Table Value Total:       $103974
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
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                                                     FORM 13F INFORMATION TABLE

     COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
     --------                --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
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SP ACQUISITION HOLDINGS INC  COM        78470A104  94553     10322400  SH            OTHER         1         0       10322400   0
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SP ACQUISITION HOLDINGS INC  *W EXP     78470A112   9421     16822400  SH            OTHER         1         0       16822400   0
                             10/10/201
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